Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 32,958	$ 1	$ 35,323,323	$ (55,761,775)	$ (20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Net loss				(8,171,232)	(8,171,232)
Warrants issued for debt discount			1,672		1,672
Proceeds from issuance of Preferred stock			45,000		45,000
Proceeds from issuance of Preferred stock, shares		6
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Dividends payable on Preferred Stock			(23,209)		(23,209)
Net loss				(1,205,342)	(1,205,342)
Balance at Mar. 31, 2024	$ 32,958	$ 1	35,346,786	(65,138,348)	(29,758,603)
Balance, shares at Mar. 31, 2024	32,958,288	147
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Net loss					(3,884,911)
Balance at Sep. 30, 2024	$ 32,958	$ 1	35,300,370	(67,817,914)	(32,484,587)
Balance, shares at Sep. 30, 2024	32,958,288	147
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Dividends payable on Preferred Stock			(93,345)		(93,345)
Net loss				(3,848,143)	(3,848,143)
Proceeds from issuance of Preferred stock	15,000,000.0
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Balance at Mar. 31, 2024	$ 32,958	$ 1	35,346,786	(65,138,348)	(29,758,603)
Balance, shares at Mar. 31, 2024	32,958,288	147
Dividends payable on Preferred Stock			(23,206)		(23,206)
Net loss				(1,862,361)	(1,862,361)
Balance at Jun. 30, 2024	$ 32,958	$ 1	35,323,580	(67,000,709)	(31,644,170)
Balance, shares at Jun. 30, 2024	32,958,288	147
Dividends payable on Preferred Stock			(23,210)		(23,210)
Net loss				(817,207)	(817,207)
Balance at Sep. 30, 2024	$ 32,958	$ 1	35,300,370	(67,817,914)	(32,484,587)
Balance, shares at Sep. 30, 2024	32,958,288	147
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Dividends payable on Preferred Stock			(23,460)		(23,460)
Net loss				(1,397,892)	(1,397,892)
Balance at Mar. 31, 2025	$ 32,958	$ 1	35,253,190	(69,179,041)	(33,892,892)
Balance, shares at Mar. 31, 2025	32,958,288	147
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Net loss					(3,500,214)
Balance at Sep. 30, 2025	$ 32,958	$ 1	35,206,269	(71,281,364)	(36,042,136)
Balance, shares at Sep. 30, 2025	32,958,288	147
Balance at Mar. 31, 2025	$ 32,958	$ 1	35,253,190	(69,179,041)	(33,892,892)
Balance, shares at Mar. 31, 2025	32,958,288	147
Dividends payable on Preferred Stock			(23,461)		(23,461)
Net loss				(639,436)	(639,436)
Balance at Jun. 30, 2025	$ 32,958	$ 1	35,229,729	(69,818,477)	(34,555,789)
Balance, shares at Jun. 30, 2025	32,958,288	147
Dividends payable on Preferred Stock			(23,460)		(23,460)
Net loss				(1,462,887)	(1,462,888)
Balance at Sep. 30, 2025	$ 32,958	$ 1	$ 35,206,269	$ (71,281,364)	$ (36,042,136)
Balance, shares at Sep. 30, 2025	32,958,288	147